UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5047

					Tax-Free Fund of Colorado
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.




ANNUAL REPORT

DECEMBER 31, 2005

                      [LOGO OF TAX-FREE FUND OF COLORADO:
          A SQUARE WITH SILHOUETTES OF TWO MOUNTAINS AND A RISING SUN]

                                  TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF TAX-FREE FUND OF COLORADO:
A SQUARE WITH SILHOUETTES OF TWO
MOUNTAINS AND A RISING SUN]

                SERVING COLORADO INVESTORS FOR ALMOST TWO DECADES

                            TAX-FREE FUND OF COLORADO

                      "THE BENEFITS OF TAX-FREE INVESTING"

                                                                  February, 2006

Dear Fellow Shareholder:

      As the name of your fund clearly states, Tax-Free Fund of Colorado is tax-free* - free from Colorado state and regular Federal income taxes.

      This tax-free status serves many purposes. It obviously provides you, and our other shareholders, with tax-free income. But, it also provides municipalities with an attractive motivator to help them raise revenue. Additionally, the projects funded by these tax-free securities enhance the quality of life for all community residents.

      Many individuals pay as much as 30% to 40% of their income in Federal and state taxes. Obviously, if you have to pay that much in taxes, it significantly reduces what you get to keep in your pocket.

BENEFITS TO INVESTORS

      As an investor seeking tax-free income, do you have to forego higher yields? Not necessarily.

                                  [BAR CHART]

                  Hypothetical Tax-Free Yield                           3%
                  Hypothetical Taxable Equivalent Yield               4.8%

                  Hypothetical Tax-Free Yield                           4%
                  Hypothetical Taxable Equivalent Yield     6.[ILLEGIBLE]%

                  Hypothetical Tax-Free Yield                           5%
                  Hypothetical Taxable Equivalent Yield     8.[ILLEGIBLE]%

                        This chart assumes a 35% federal and 4.63% state tax-rate and is for illustration purposes only; it does not represent past or future performance of any investment.

      The chart above shows that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As you can clearly see from the chart, you would have to earn 6.5% on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Tax-Free Fund of Colorado offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

                         NOT A PART OF THE ANNUAL REPORT

BENEFITS TO MUNICIPALITIES

      As you are most likely aware, states, counties, cities, towns, and other forms of municipalities issue tax-free bonds to raise monies. These issues generally take two forms - general obligation securities and revenue securities.

      General obligation municipal securities are primarily those securities used to finance the general needs of such municipalities. General obligation securities are secured by the tax-raising power of the specific municipality in terms of its ability to pay interest and repay principal on a timely basis. Thus, these securities are considered to be "backed by the full faith and credit" of the issuer.

      Revenue securities are issued to finance specific projects, such as a hospital or airport. In this instance, the municipal issuer pledges the operating revenues derived from the specific project to pay the interest and repay the principal when due.

      In many cases, smaller municipalities would have difficulty selling these securities to the marketplace were it not for the added attractiveness of tax-free status.

BENEFITS TO QUALITY OF LIFE

      The benefit you may not have considered - when you made your investment in the Fund - was that in the process of having the Fund provide you with tax-free income, it also provides help to a variety of others within your community and Colorado. This is a benefit in which you can take real pride.

      Municipal bonds, such as those in which Tax-Free Fund of Colorado invests, are the primary way infrastructure is financed. Infrastructure is a relatively obscure word that by itself doesn't mean much to most people. But, when you translate the word "infrastructure" into projects such as schools, roads, bridges, water facilities, pollution control, airports, hospitals, and fire and police stations, then you are speaking in terms that people more easily understand.

      As the economy of Colorado grows, new and additional municipal projects are needed for the benefit of the citizens of Colorado and the various communities throughout the state. In essence, your money invested in the Fund helps pay for that new school, road, airport, etc. that you and your neighbors now enjoy. So, as an investor in Tax-Free Fund of Colorado, you can take pride in knowing that you are playing a vital role and a very real part in enhancing the quality of life for your family, friends, neighbors and future generations of Coloradans.

SUMMARY

      So the next time that you receive your statement from Tax-Free Fund of Colorado, remember that the benefits that are reaped from your investment are more than just what is evident on that piece of paper.

                                   Sincerely,


/s/ Diana P. Herrmann                          /s/ Lacy B. Herrmann

Diana P. Herrmann                              Lacy B. Herrmann
President                                      Founder and Chairman Emeritus

* For certain investors, some dividends may be subject to Federal and State taxes.

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF TAX-FREE FUND OF COLORADO:
A SQUARE WITH SILHOUETTES OF TWO
MOUNTAINS AND A RISING SUN]

                SERVING COLORADO INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE FUND OF COLORADO

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

2005 REVIEW

      The two main themes affecting the fixed-income markets in 2005 were the continuation of short-term interest rate increases by the Federal Reserve (the "Fed") and a flattening of the U.S. Treasury yield curve. The Federal Funds rate rose from 2.25% at the beginning of 2005 to 4.25% in December. The Fed has made it abundantly clear that their main priority is to keep inflation in check. While short-term interest rates rose by a full 2.0% during the year, interest rates on Treasury securities with maturities of 10 years and longer only rose by about 0.6%, which created the "flatter" yield curve. This is an indication that the market has a lot of confidence that the Federal Reserve will keep inflation low for the foreseeable future. The risks to continued low interest rates are spiking energy costs, rising budget and trade deficits, strong labor markets with real wage growth and the costs of war overseas. We believe that as 2006 progresses we will begin to see the effects of the Fed's current effort to reduce the pace of economic growth. If inflation remains contained, consumer spending begins to slow, and Gross Domestic Product (GDP) weakens, shorter-term interest rates are likely to decline.

      The Colorado economy continues to do well. The Office of State Planning and Bugeting forecasted a 2.1% increase in Colorado employment in 2005, the unemployment rate remains below 5%, personal income growth was above 6% in 2005 and retail trade sales are forecast to grow 5.7%. Construction activity in this state has always been the wild card. During the past year, residential has been about flat while non-residential construction has risen by 8.7% led by retail, office and factory projects. Tourism also remains a strong point for the Colorado economy. Skier visits, hotel occupancy, conventions and airport traffic have all shown good improvement.

      The Colorado municipal bond market experienced another busy year. Although total issuance was down about 7% to $7 billion, the new issue supply was steady and of high quality. In November, Colorado voters passed Referendum C, which will allow the state to retain all the revenue it collects for the next 5 years without limits. This is expected to add $3.1 billion to state coffers over that time period. We believe that this is a positive development for the Colorado municipal bond market as it will improve the credit strength of the state as a whole and also add some stability to the funding of many municipal projects that the state supports. The companion ballot issue, Referendum D, which allowed for bonding of transportation, elementary and higher education programs did not pass.

      Tax-Free Fund of Colorado sought to maintain a defensive investment posture for 2005. The average maturity of the bonds in the Fund ended the year at 8.2 years. The yields on lower credit quality bonds continued to compress relative to the highest quality bonds. Consequently, we maintained our 98% position in AAA & AA rated bonds. Approximately two-thirds of our portfolio has maturities of 10 years or less. These bonds experienced a slight negative impact from rising short-term interest rates. We believe that the higher coupons and shorter maturities of these bonds will serve us well in the event that longer-term rates rise or shorter rates return to lower levels associated with slower economic growth. The total return for Class A investors based on the Net Asset Value was 1.53% in 2005. The double-exempt dividend yield averaged approximately 3.8% for the year.

2006 STRATEGY

      We anticipate that 2006 will begin to bring about a change in our portfolio. As some of the shorter high coupon bonds approach call dates or maturities we may sell them and reinvest the proceeds in the 13 to 15 year range in an effort to improve yield. In the event that shorter-term interest rates begin to decline faster than long-term interest rates, we will have the flexibility to accelerate this process. We are also prepared to improve yield on the Fund by adding selected A rated securities once the yields improve relative to AAA rated bonds. We will continue to maintain our overall portfolio strategy of intermediate maturity, investment-grade securities while we are trying to improve yield within those parameters. We appreciate your investment in Tax-Free Fund of Colorado and we place the highest priority on providing a safe, stable double tax-exempt income stream with low share price volatility.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund of Colorado for the 10-year period ended December 31, 2005 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

            [GRAPHIC OF A LINE CHART WITH THE FOLLOWING INFORMATION:]

                                                             Lehman Brothers
                                                                Quality
                     Cost          Without        With        Intermediate
                      of            Sales         Sales        Municipal
Mont/Year            Living        Charge         Charge       Bond Index
-----------          ------       --------     ----------    ------------
December-95         $10,000       $10,000       $ 9,600        $10,000
December-96          10,332        10,391         9,975         10,427
December-97          10,508        11,127        10,682         11,190
December-98          10,678        11,669        11,202         11,861
December-99          10,964        11,560        11,098         11,896
December-00          11,336        12,520        12,019         12,922
December-01          11,511        13,089        12,566         13,635
December-02          11,785        14,236        13,667         14,894
December-03          12,007        14,934        14,337         15,585
December-04          12,397        15,337        14,723         16,055
December-05          12,821        15,580        14,957         16,322

                                     AVERAGE ANNUAL TOTAL RETURN
                                 FOR PERIODS ENDED DECEMBER 31, 2005
                               ---------------------------------------
                                                               SINCE
CLASS AND INCEPTION DATE       1 YEAR    5 YEARS  10 YEARS   INCEPTION
                               ------    -------  --------   ---------
Class A (5/21/87)
  With Sales Charge ........   (2.57)%    3.60%     4.11%      5.72%
  Without Sales Charge .....    1.53%     4.45%     4.53%      5.95%

Class C (4/30/96)
  With CDSC ................   (0.43)%    3.46%      n/a       3.76%
  Without CDSC .............    0.57%     3.46%      n/a       3.76%

Class Y (4/30/96)
  No Sales Charge ..........    1.49%     4.50%      n/a       5.01%

COMPARATIVE INDEX

Lehman Index ...............    1.66%     4.78%     5.02%      6.09% (Class A)
                                                               5.20% (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Fund of Colorado:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Fund of Colorado as of December 31, 2005 and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2004 and the financial highlights for each of the years in the four year period ended December 31, 2004 have been audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax-Free Fund of Colorado as of December 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 16, 2006

--------------------------------------------------------------------------------

                            TAX-FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                                                            RATING
     FACE                                                                  MOODY'S/
    AMOUNT      GENERAL OBLIGATION BONDS (34.6%)                              S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                CITY & COUNTY (1.8%)
                Denver, Colorado City & County Art Museum
$  2,000,000    5.000%, 08/01/15 ...................................        Aa1/AA+       $   2,133,580
                Pueblo County, Colorado Pueblo Library
                   District Refunding
   2,135,000    4.250%, 11/01/19 ...................................        Aaa/NR            2,155,411
                                                                                          -------------
                Total City & County                                                           4,288,991
                                                                                          -------------

                METROPOLITAN DISTRICT (3.8%)
                Arapahoe, Colorado Park & Recreation District
   1,070,000    5.000%, 12/01/17 FGIC Insured ......................        Aaa/NR            1,134,628
                Castle Pines, Colorado Metropolitan District
   1,060,000    5.500%, 12/01/07 FSA Insured .......................        Aaa/AAA           1,103,089
                Foothills, Colorado Park & Recreational District
   1,310,000    5.000%, 12/01/12 FSA Insured .......................        Aaa/NR            1,404,582
   1,325,000    5.000%, 12/01/13 FSA Insured .......................        Aaa/NR            1,414,133
                Highlands Ranch, Colorado Metropolitan
                   District #1, Refunding
   1,000,000    5.750%, 09/01/08 AMBAC Insured .....................        Aaa/AAA           1,058,620
   1,730,000    5.750%, 09/01/09 AMBAC Insured .....................        Aaa/AAA           1,864,231
                South Suburban, Colorado Park & Recreational District
   1,365,000    5.125%, 12/15/09 FGIC Insured ......................        Aaa/AAA           1,430,411
                                                                                          -------------
                Total Metropolitan District                                                   9,409,694
                                                                                          -------------

                SCHOOL DISTRICTS (29.0%)
                Adams County, Colorado School District #12
                   (Adams 12 Five Star Schools)
   1,255,000    5.625%, 12/15/08 FGIC Insured Pre-Refunded .........        Aaa/AAA           1,322,481
   1,170,000    5.000%, 12/15/12 MBIA Insured Pre-Refunded .........        Aaa/AAA           1,254,989
     830,000    5.000%, 12/15/12 MBIA Insured Pre-Refunded .........        Aaa/AAA             893,968
                Adams County 12 Five Star Schools, Colorado
                   Refunding Series B
   2,000,000    4.250%, 12/15/19 FSA Insured .......................        Aaa/AAA           2,027,520
                Adams County, Colorado School District #14
   1,275,000    5.750%, 12/01/08 FSA Insured Pre-Refunded ..........        Aaa/AAA           1,345,380
                Adams County, Colorado School District #14 Refunding
   1,200,000    4.500%, 12/01/16 MBIA Insured ......................        Aaa/NR            1,261,248

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                          S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                SCHOOL DISTRICTS (CONTINUED)
                Adams & Weld Counties, Colorado School
                   District #027J (Brighton)
$  1,765,000    4.300%, 12/01/19 FGIC Insured ......................        Aaa/AAA       $   1,793,699
                Arapahoe County, Colorado Cherry Creek
                   School District #5
   1,000,000    5.500%, 12/15/08 ...................................        Aa2/AA            1,060,360
   2,760,000    5.500%, 12/15/11 ...................................        Aa2/AA            2,969,042
   2,750,000    5.500%, 12/15/12 ...................................        Aa2/AA            2,958,285
                Boulder Valley, Colorado School District
   1,215,000    5.500%, 12/01/08 FGIC Insured ......................        Aaa/AAA           1,275,580
                Clear Creek, Colorado School District
   1,000,000    5.000%, 12/01/16 FSA Insured .......................        Aaa/AAA           1,064,750
                Denver, Colorado City & County School District #1
                   Refunding Series A
   1,000,000    5.600%, 06/01/08 ...................................        Aa3/AA-           1,050,130
                Denver, Colorado City & County School District #1
                   Refunding Series C
   3,000,000    4.250%, 12/01/18 FGIC Insured ......................        Aaa/AAA           3,046,620
                Douglas & Elbert Counties, Colorado
                   School District # Re-1, Series 1992
   2,000,000    5.250%, 12/15/11 FGIC Insured ......................        Aaa/AAA           2,136,980
                El Paso County, Colorado School District #11
   1,330,000    6.250%, 12/01/08 ...................................        Aa3/AA-           1,431,692
                El Paso County, Colorado School District #20
   1,000,000    6.150%, 12/15/08 MBIA Insured ......................        Aaa/AAA           1,078,740
   1,500,000    5.000%, 12/15/14 FGIC Insured ......................        Aaa/NR            1,609,875
                El Paso County, Colorado School District #38
   1,110,000    5.700%, 12/01/12 Pre-Refunded ......................        Aa3/NR            1,220,734
                El Paso County, Colorado School District #49
   1,500,000    5.500%, 12/01/13 FSA Insured .......................        Aaa/AAA           1,664,055
   1,000,000    5.250%, 12/01/14 FGIC Insured ......................        Aaa/AAA           1,082,070
   1,795,000    5.000%, 12/01/15 FSA Insured .......................        Aaa/AAA           1,933,215

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                          S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                SCHOOL DISTRICTS (CONTINUED)
                Fremont County, Colorado School District
                   #001 Canon City
$  1,680,000    5.000%, 12/01/17 MBIA Insured ......................        Aaa/NR        $   1,794,022
                Garfield County, Colorado School District
   1,250,000    5.000%, 12/01/17 FSA Insured .......................        Aaa/NR            1,325,500
                Grand County, Colorado School District #002
                   (East Grand) Refunding & Improvement Series B
   1,040,000    4.250%, 12/01/18 FSA Insured .......................        Aaa/AAA           1,056,162
                Jefferson County, Colorado School District # R-1
   3,000,000    5.500%, 12/15/09 FGIC Insured Pre-Refunded .........        Aaa/AAA           3,210,930
   2,340,000    5.250%, 12/15/11 FGIC Insured ......................        Aaa/AAA           2,488,239
   1,000,000    5.500%, 12/15/13 FGIC Insured Pre-Refunded .........        Aaa/AAA           1,070,310
                La Plata County, Colorado School District #9
   1,500,000    5.000%, 11/01/18 MBIA Insured ......................        Aaa/NR            1,622,190
   2,245,000    4.250%, 11/01/18 MBIA Insured ......................        Aaa/NR            2,282,806
                Larimer County, Colorado School District #R1
                   Poudre Refunding Series A
   2,100,000    5.250%, 12/15/11 ...................................        Aa3/AA-           2,202,522
                Mesa County, Colorado School District #51
   1,065,000    6.000%, 12/01/06 MBIA Insured ......................        Aaa/AAA           1,091,274
   1,000,000    5.200%, 12/01/09 MBIA Insured Pre-Refunded .........        Aaa/AAA           1,027,220
                Mesa County, Colorado School District #51
                   (Grand Junction) Series A
   1,500,000    4.350%, 12/01/19 MBIA Insured ......................        Aaa/NR            1,529,940
                Pueblo County, Colorado School District #70
   1,040,000    5.500%, 12/01/09 AMBAC Insured .....................        Aaa/AAA           1,081,101
   1,000,000    5.000%, 12/01/15 FGIC Insured ......................        Aaa/AAA           1,062,370
   3,440,000    5.000%, 12/01/16 FGIC Insured ......................        Aaa/AAA           3,643,338
                Teller County, Colorado School District #2
                   Woodland Park
   1,265,000    5.000%, 12/01/17 MBIA Insured ......................        Aaa/AAA           1,359,926
                Weld & Adams Counties, Colorado School District #3J
   1,000,000    5.500%, 12/15/10 AMBAC Insured Pre-Refunded ........        Aaa/AAA           1,077,650

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                          S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                SCHOOL DISTRICTS (CONTINUED)
                Weld County, Colorado School District #2
$  1,315,000    5.000%, 12/01/15 FSA Insured .......................        Aaa/AAA       $   1,405,064
                Weld County, Colorado School District #3J
   1,440,000    4.350%, 12/15/19 FSA Insured .......................        Aaa/NR            1,468,858
                Weld County, Colorado School District #6
   1,195,000    5.000%, 12/01/15 FSA Insured .......................        Aaa/AAA           1,272,783
                Weld County, Colorado School District #8
   1,115,000    5.000%, 12/01/15 FSA Insured .......................        Aaa/AAA           1,191,366
   1,385,000    5.250%, 12/01/17 FSA Insured .......................        Aaa/AAA           1,498,058
                                                                                          -------------
                Total School Districts                                                       71,243,042
                                                                                          -------------
                Total General Obligation Bonds                                               84,941,727
                                                                                          -------------

                REVENUE BONDS (64.3%)

                ELECTRIC (2.7%)
                Colorado Springs, Colorado Utilities Revenue
   1,660,000    5.000%, 11/15/17 ...................................        Aa2/AA            1,764,812
                Colorado Springs, Colorado Utilities Revenue
                   Subordinated Lien Improvement Series A
   1,000,000    5.000%, 11/15/17 ...................................        Aa2/AA            1,071,010
                Moffat County, Colorado Pollution Control
   2,125,000    5.625%, 11/01/06 AMBAC Insured .....................        Aaa/AAA           2,165,332
                Platte River, Colorado Power Authority
   1,500,000    6.000%, 06/01/07 MBIA Insured ......................        Aaa/AAA           1,554,915
                                                                                          -------------
                Total Electric                                                                6,556,069
                                                                                          -------------

                HIGHER EDUCATION (10.8%)
                Boulder County, Colorado Development Revenue UCAR
   1,760,000    5.000%, 09/01/16 MBIA Insured ......................        Aaa/AAA           1,870,317
   1,130,000    5.000%, 09/01/17 AMBAC Insured .....................        Aaa/AAA           1,204,591
                Colorado Educational & Cultural Facility Authority
                   Johnson & Wales
     860,000    5.000%, 04/01/18 XLCA Insured ......................        Aaa/AAA             905,804

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                HIGHER EDUCATION (CONTINUED)
                Colorado Educational & Cultural Facility Authority
                   University of Colorado Foundation Project
$  2,110,000    5.000%, 07/01/17 AMBAC Insured .....................        Aaa/AAA       $   2,230,776
   1,865,000    5.375%, 07/01/18 AMBAC Insured .....................        Aaa/AAA           2,022,481
                Colorado Educational & Cultural Facility Authority
                   Refunding University of Denver Project Series B
   1,050,000    4.500%, 03/01/19 FGIC Insured ......................        Aaa/AAA           1,077,520
                Colorado Mountain Jr. College District Student
                   Housing Facilities Enterprise Revenue
   1,000,000    4.500%, 06/01/18  MBIA Insured .....................        Aaa/AAA           1,032,480
                Colorado Post Secondary Educational Facility
   1,170,000    5.500%, 03/01/08 MBIA Insured ......................        Aaa/AAA           1,220,848
                Colorado State Board Governors University
                   Enterprise System Revenue
                   Research Building Revolving Fund Series A
   1,485,000    4.250%, 12/01/18 XLCA Insured ......................        Aaa/NR            1,492,113
                Colorado State Colleges Board Trustees Auxiliary
                   System Revenue Refunding Series B
   1,035,000    5.000%, 05/15/15 MBIA Insured ......................        Aaa/AAA           1,109,934
                Colorado State University System
   1,530,000    5.000%, 03/01/17 AMBAC Insured .....................        Aaa/NR            1,625,288
                University of Colorado Enterprise System
   1,000,000    5.000%, 06/01/11 ...................................        Aa3/AA-           1,071,230
   2,325,000    5.000%, 06/01/15 AMBAC Insured .....................        Aaa/AAA           2,480,868
   1,735,000    5.000%, 06/01/16 ...................................        Aa3/AA-           1,852,078
   1,000,000    5.250%, 06/01/17 FGIC Insured ......................        Aaa/AAA           1,090,100
   1,000,000    4.375%, 06/01/19 FGIC Insured ......................        Aaa/AAA           1,020,780
                University of Northern Colorado Auxiliary Facilities
   1,745,000    5.750%, 06/01/08 MBIA Insured ......................        Aaa/AAA           1,802,044
   1,390,000    5.000%, 06/01/15 AMBAC Insured .....................        Aaa/AAA           1,470,078
                                                                                          -------------
                Total Higher Education                                                       26,579,330
                                                                                          -------------

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                HOSPITAL (2.6%)
                Colorado Health Facility Authority Hospital Revenue,
                   Catholic Health
$  1,000,000    5.375%, 12/01/09 ...................................        Aa2/AA        $   1,055,150
                Colorado Health Facility Authority Hospital Revenue,
                   Sisters of Charity-Leavenworth
   1,000,000    5.500%, 12/01/08 MBIA Insured ......................        Aaa/AAA           1,057,030
   1,500,000    5.250%, 12/01/10 MBIA Insured ......................        Aaa/AAA           1,574,160
                Colorado Health Facility Authority
                   Sisters of Charity - Health Care
   1,000,000    6.250%, 05/15/09 AMBAC Insured, ETM ................        Aaa/AAA           1,087,430
                University Colorado Hospital Authority
                   Hospital Revenue
   1,475,000    5.500%, 11/15/07 AMBAC Insured .....................        Aaa/NR            1,530,873
                                                                                          -------------
                Total Hospital                                                                6,304,643
                                                                                          -------------

                HOUSING (1.3%)
                Colorado Housing & Finance Authority
     350,000    5.000%, 08/01/13 Series 2001 .......................         A1/A+              354,693
     710,000    6.050%, 10/01/16 Series 1999A3 .....................        Aa2/AA+             740,942
      15,000    6.125%, 11/01/23 Series 1998D3 .....................        Aa2/NR               15,748
                Colorado Housing & Finance Authority
                   Multi-Family/Project Bonds
   1,575,000    4.250%, 10/01/17 Class II 2004 Series A-3 ..........        Aa2/AA            1,593,616
                Colorado Housing & Finance Authority,
                   Single Family Mortgage
      80,000    5.625%, 06/01/10 Series 1995D ......................        Aa2/NR               80,418
      45,000    5.750%, 11/01/10 Series 1996A ......................        Aa2/A+               44,994
                Colorado Housing & Finance Authority,
                   Single Family Mortgage 2000C3
      70,000    5.700%, 10/01/22 ...................................        Aa2/AA               70,920
                Colorado Housing Finance Authority, Single
                   Family Mortgage Subordinated 2000D
     175,000    5.400%, 10/01/12 ...................................         A1/A+              178,068

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                HOUSING (CONTINUED)
                Denver, Colorado Single Family Mortgage Revenue
$    110,000    5.000%, 11/01/15 GNMA Insured ......................        NR/AAA        $     112,391
                                                                                          -------------
                Total Housing                                                                 3,191,790
                                                                                          -------------

                LEASE (8.6%)
                Aurora, Colorado COP
   2,105,000    5.250%, 12/01/13 AMBAC Insured .....................        Aaa/AAA           2,253,003
                Broomfield, Colorado COP
   2,500,000    5.100%, 12/01/12 AMBAC Insured .....................        Aaa/NR            2,677,625
                Denver, Colorado City and County COP Roslyn Fire
   1,835,000    5.000%, 12/01/15 ...................................        Aa2/AA            1,952,440
                El Paso County, Colorado COP
   1,100,000    5.250%, 12/01/09 MBIA Insured ......................        Aaa/AAA           1,172,974
                El Paso County, Colorado COP Judicial Building
   1,760,000    5.000%, 12/01/16 AMBAC Insured .....................        Aaa/AAA           1,873,960
                El Paso County, Colorado COP Pikes Peak Regional
                   Development Authority
   1,925,000    5.000%, 12/01/18 AMBAC Insured .....................        Aaa/AAA           2,048,931
                Fort Collins, Colorado Lease COP Series A
   3,020,000    4.750%, 06/01/18 AMBAC Insured .....................        Aaa/NR            3,171,423
                Fremont County, Colorado COP Refunding and
                   Improvement Series A
   2,075,000    5.000%, 12/15/18 MBIA Insured ......................        Aaa/AAA           2,209,169
                Lakewood, Colorado COP
   1,440,000    5.200%, 12/01/13 AMBAC Insured .....................        Aaa/AAA           1,534,709
                Northern Colorado Water Conservancy District
   1,000,000    5.000%, 10/01/15 MBIA Insured ......................        Aaa/AAA           1,067,020
                Westminster, Colorado COP
   1,055,000    5.350%, 09/01/11 MBIA Insured ......................        Aaa/AAA           1,133,302
                                                                                          -------------
                Total Lease                                                                  21,094,556
                                                                                          -------------

                SALES TAX (14.6%)
                City of Boulder, Colorado
   1,045,000    5.250%, 08/15/10 AMBAC Insured .....................        Aaa/AAA           1,109,403
                Boulder, Colorado Open Space Acquisition
   1,250,000    5.500%, 08/15/12 ...................................        Aa1/AA+           1,350,575

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                SALES TAX (CONTINUED)
                Boulder County, Colorado Open Space
                   Capital Improvement
$  3,065,000    5.000%, 07/15/16 MBIA Insured ......................        Aaa/AAA       $   3,253,988
   1,630,000    5.000%, 07/15/17  MBIA Insured .....................        Aaa/AAA           1,723,774
                Boulder County, Colorado Sales & Use Tax Open
                   Space Series A
   1,000,000    5.450%, 12/15/12 FGIC Insured ......................        Aaa/AAA           1,080,730
                City & County of Denver, Colorado Excise Tax Revenue
   2,000,000    5.375%, 09/01/10 FSA Insured .......................        Aaa/AAA           2,133,200
                Colorado Springs, Colorado Sales & Use Tax
                   Revenue Service Sales
   1,320,000    5.000%, 12/01/12 ...................................         A1/AA            1,388,693
                Denver, Colorado City & County Excise Tax Revenue
   1,000,000    5.000%, 09/01/11 FSA Insured .......................        Aaa/AAA           1,070,640
   2,260,000    5.000%, 09/01/12 FSA Insured .......................        Aaa/AAA           2,419,646
                Douglas County, Colorado Sales & Use Tax Open
                   Space Revenue
   1,780,000    5.500%, 10/15/12 FSA Insured .......................        Aaa/AAA           1,932,012
                Golden, Colorado Sales & Use Tax
   1,265,000    5.000%, 12/01/12 AMBAC Insured .....................        Aaa/AAA           1,356,333
                Greeley, Colorado Sales & Use Tax Revenue
   1,445,000    4.250%, 10/01/18 MBIA Insured ......................        Aaa/AAA           1,474,001
   1,435,000    4.000%, 10/01/19 MBIA Insured ......................        Aaa/AAA           1,422,946
                Jefferson County, Colorado Open Space Sales Tax
   1,245,000    5.000%, 11/01/11 FGIC Insured ......................        Aaa/AAA           1,313,948
   1,600,000    5.000%, 11/01/13 AMBAC Insured .....................        Aaa/AAA           1,706,240
   1,080,000    5.000%, 11/01/14 AMBAC Insured .....................        Aaa/AAA           1,147,640
   1,695,000    4.000%, 11/01/18 AMBAC Insured .....................        Aaa/AAA           1,688,186
                Lakewood, Colorado Sales & Use Tax Revenue
   1,040,000    5.250%, 12/01/09 ...................................         NR/AA            1,107,038
                Larimer County, Colorado Sales Tax Revenue Bond
   1,000,000    5.500%, 12/15/12 AMBAC Insured .....................        Aaa/AAA           1,088,170

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2005

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                SALES TAX (CONTINUED)
                Longmont, Colorado Sales & Use Tax
$  1,875,000    5.500%, 11/15/14 ...................................         NR/AA        $   2,034,225
                Thornton, Colorado Sales Tax
   1,000,000    5.000%, 09/01/14 FSA Insured .......................        Aaa/AAA           1,061,030
                Westminster, Colorado Sales Tax Revenue
   1,175,000    5.500%, 12/01/07 FGIC Insured ......................        Aaa/AAA           1,222,764
   1,710,000    5.000%, 12/01/17 AMBAC Insured .....................        Aaa/AAA           1,813,284
                                                                                          -------------
                Total Sales Tax                                                              35,898,466
                                                                                          -------------

                TRANSPORTATION (4.0%)
                Colorado Department of Transportation-Transportation
                   Revenue Anticipation Note
   1,000,000    6.000%, 06/15/13 AMBAC Insured Pre-Refunded ........        Aaa/AAA           1,109,820
                Northwest Parkway, Colorado Public Highway
                   Authority Series A
   2,515,000    5.150%, 06/15/14 AMBAC Insured .....................        Aaa/AAA           2,716,326
                Regional Transportation District, Colorado COP
   1,190,000    5.000%, 06/01/15 AMBAC Insured .....................        Aaa/AAA           1,268,254
   1,510,000    4.850%, 06/01/18 AMBAC Insured .....................        Aaa/AAA           1,578,373
                Regional Transportation District, Colorado
                   Sales Tax Revenue
   2,000,000    5.000%, 11/01/13 FGIC Insured ......................        Aaa/AAA           2,128,700
   1,000,000    5.000%, 11/01/16 FGIC Insured Pre-Refunded .........        Aaa/AAA           1,075,820
                                                                                          -------------
                Total Transportation                                                          9,877,293
                                                                                          -------------

                WATER & SEWER (17.1%)
                Boulder, Colorado Water & Sewer Revenue
   1,000,000    5.400%, 12/01/14 ...................................        Aa2/AA+           1,081,180
                Boulder, Colorado Water & Sewer Revenue Series C
   2,420,000    4.500%, 12/01/18 ...................................        Aa2/AA+           2,502,062
                Broomfield, Colorado Sewer and Waste Water Revenue
   1,985,000    5.000%, 12/01/15 AMBAC Insured .....................        Aaa/NR            2,124,684
   1,000,000    5.000%, 12/01/16 AMBAC Insured .....................        Aaa/NR            1,067,090
                Broomfield, Colorado Water Activity Enterprise
   1,500,000    5.300%, 12/01/12 MBIA Insured ......................        Aaa/NR            1,631,925

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                WATER & SEWER (CONTINUED)
$  1,730,000    5.250%, 12/01/13 MBIA Insured ......................        Aaa/NR        $   1,866,099
   2,190,000    5.000%, 12/01/16 MBIA Insured ......................        Aaa/NR            2,331,802
   2,290,000    5.000%, 12/01/17 MBIA Insured ......................        Aaa/NR            2,428,316
                Colorado Clean Water Revenue
     830,000    5.375%, 09/01/10 Pre-Refunded ......................        Aaa/AAA             873,841
     170,000    5.375%, 09/01/10 ...................................        Aaa/AAA             178,449
                Colorado Metro Wastewater Reclamation District
   1,270,000    5.250%, 04/01/09 ...................................        Aa2/AA            1,321,283
                Colorado Water Resource & Power Development Authority
     215,000    6.000%, 09/01/06 ...................................        Aaa/AAA             215,858
   1,000,000    5.550%, 11/01/13 FGIC Insured ......................        Aaa/AAA           1,086,490
   2,675,000    5.000%, 09/01/16 MBIA Insured ......................        Aaa/AAA           2,885,202
   1,855,000    5.000%, 09/01/17 MBIA Insured ......................        Aaa/AAA           1,990,897
   2,095,000    4.000%, 09/01/19 ...................................        Aaa/AAA           2,068,854
                Colorado Water Resource Power Development
                   Authority Clean Water Revenue Series A
   1,375,000    5.000%, 09/01/12 Pre-Refunded ......................        Aaa/AAA           1,478,469
     260,000    5.350%, 09/01/12 ...................................        Aaa/AAA             278,327
                Colorado Water Resource Power Development
                   Authority Clean Water Revenue Series B
     820,000    5.500%, 09/01/09 Pre-Refunded ......................        Aaa/AAA             865,895
     180,000    5.500%, 09/01/09 ...................................        Aaa/AAA             189,700
                Denver, Colorado City and County Wastewater Revenue
   1,560,000    5.000%, 11/01/15 FGIC Insured ......................        Aaa/AAA           1,665,690
                Lafayette, Colorado Water Revenue
   1,625,000    5.000%, 12/01/17 MBIA Insured ......................        Aaa/AAA           1,735,289
                Left Hand, Colorado Water District, Series 1996
   1,000,000    5.750%, 11/15/08 MBIA Insured Pre-Refunded .........        Aaa/AAA           1,020,840
                Northglenn, Colorado Water & Sewer
   1,010,000    5.750%, 12/01/06 FSA Insured .......................        Aaa/AAA           1,032,685
                Pueblo, Colorado Board Water Works
   1,000,000    5.500%, 11/01/10 FSA Insured .......................        Aaa/AAA           1,090,300
                Thornton, Colorado Refunding
   2,000,000    5.600%, 12/01/06 FSA Insured .......................        Aaa/AAA           2,042,260

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                WATER & SEWER (CONTINUED)
                Thornton, Colorado Water Enterprise Revenue
$  1,445,000    4.500%, 12/01/18 MBIA Insured ......................        Aaa/AAA       $   1,494,260
                Ute, Colorado  Water Conservancy District
   1,570,000    5.500%, 06/15/12 MBIA Insured ......................        Aaa/AAA           1,695,490
                Widefield, Colorado Water & Sanitation District
                   Water & Sewer Refunding & Improvement
   1,870,000    4.500%, 12/01/19 MBIA Insured ......................        Aaa/AAA           1,928,082
                                                                                          -------------
                Total Water & Sewer                                                          42,171,319
                                                                                          -------------

                MISCELLANEOUS REVENUE (2.6%)
                Denver, Colorado City & County Helen  Bonfils Project
   2,275,000    5.875%, 12/01/09 ...................................         NR/A+            2,376,238
                South Suburban, Colorado  Park & Recreational District
     685,000    6.000%, 11/01/07 ...................................        Baa2/NR             702,488
                Thornton, Colorado Development Authority
   1,230,000    5.750%, 12/01/06 MBIA Insured ......................        Aaa/AAA           1,257,626
                Thornton, Colorado Development Authority
                   Tax Increment North Washington Street
                   Urban Renewal Project
   1,040,000    4.500%, 12/01/18  MBIA Insured .....................        Aaa/AAA           1,075,454
                Westminster, Colorado Golf Course Activity
   1,000,000    5.400%, 12/01/13 Radian Group, Inc. Insured ........         NR/AA            1,049,450
                                                                                          -------------
                Total Miscellaneous Revenue ........................                          6,461,256
                                                                                          -------------

                Total Revenue Bonds (cost $234,570,437)                                     158,134,722
                                                                                          -------------

                SHORT-TERM OBLIGATION-0.4%

                UTILITY (0.4%)
                Colorado Springs, Colorado Utility Revenue
                   Subordinated Lien Weekly Reset VRDO(1)
   1,000,000    3.040%, 11/01/29 (cost $1,000,000) .................       VMIG1/A1+          1,000,000
                                                                                          -------------

                Total Investments (cost $235,570,437*) .............         99.3%          244,076,449
                Other assets less liabilities ......................          0.7             1,708,561
                                                                           ------         -------------
                Net Assets .........................................        100.0%        $ 245,785,010
                                                                           ======         =============

                                                                PERCENT OF
      PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)       PORTFOLIO
      ----------------------------------------------------       ---------
      Aaa of Moody's or AAA of S&P .........................       82.5%
      Aa of Moody's or AA of S&P ...........................       15.6
      A of Moody's or S&P ..................................        1.6
      Baa of Moody's or BBB of S&P .........................        0.3
                                                                 ------
                                                                  100.0%
                                                                 ======

      *     See note 4.

      (1) Variable rate demand obligations (VRDOs) are payable upon demand in seven days.

                            PORTFOLIO ABBREVIATIONS:
            ----------------------------------------------------------
            AMBAC  -   American Municipal Bond Assurance Corp.
            COP    -   Certificates of Participation
            ETM    -   Escrowed to Maturity
            FGIC   -   Financial Guaranty Insurance Co.
            FSA    -   Financial Security Assurance
            GNMA   -   Government National Mortgage Association
            MBIA   -   Municipal Bond Investors Assurance
            NR     -   Not Rated
            UCAR   -   University Corporation for Atmospheric Research
            VRDO   -   Variable Rate Demand Obligation
            XLCA   -   XL Capital Assurance

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS
     Investments at value (cost $235,570,437) .........................................    $ 244,076,449
     Cash .............................................................................          583,315
     Interest receivable ..............................................................        1,700,996
     Receivable for Fund shares sold ..................................................          139,910
     Other assets .....................................................................            9,404
                                                                                           -------------
     Total assets .....................................................................      246,510,074
                                                                                           -------------
LIABILITIES
   Dividends payable ..................................................................          270,863
   Payable for Fund shares redeemed ...................................................          239,161
   Management fee payable .............................................................          104,373
   Distribution and service fees payable ..............................................           41,451
   Accrued expenses ...................................................................           69,216
                                                                                           -------------
   Total liabilities ..................................................................          725,064
                                                                                           -------------
NET ASSETS ............................................................................    $ 245,785,010
                                                                                           =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     235,822
   Additional paid-in capital .........................................................      237,264,426
   Net unrealized appreciation on investments (note 4) ................................        8,506,012
   Net realized loss on investments ...................................................         (245,339)
   Undistributed net investment income ................................................           24,089
                                                                                           -------------
                                                                                           $ 245,785,010
                                                                                           =============
CLASS A
   Net Assets .........................................................................    $ 218,111,015
                                                                                           =============
   Capital shares outstanding .........................................................       20,927,423
                                                                                           =============
   Net asset value and redemption price per share .....................................    $       10.42
                                                                                           =============
   Offering price per share (100/96 of $10.42 adjusted to nearest cent) ...............    $       10.85
                                                                                           =============
CLASS C
   Net Assets .........................................................................    $  13,002,614
                                                                                           =============
   Capital shares outstanding .........................................................        1,250,031
                                                                                           =============
   Net asset value and offering price per share .......................................    $       10.40
                                                                                           =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $       10.40*
                                                                                           =============
CLASS Y
   Net Assets .........................................................................    $  14,671,381
                                                                                           =============
   Capital shares outstanding .........................................................        1,404,704
                                                                                           =============
   Net asset value, offering and redemption price per share ...........................    $       10.44
                                                                                           =============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:

     Interest income ...............................................                       $   11,406,593

Expenses:

     Management fee (note 3) .......................................       $   1,262,228
     Distribution and service fees (note 3) ........................             253,734
     Transfer and shareholder servicing agent fees .................             179,390
     Trustees' fees and expenses (note 8) ..........................             136,144
     Legal fees (note 3) ...........................................             102,451
     Shareholders' reports and proxy statements ....................              61,477
     Custodian fees ................................................              33,858
     Registration fees and dues ....................................              21,630
     Auditing and tax fees .........................................              20,465
     Insurance .....................................................              16,568
     Chief compliance officer (note 3) .............................               4,544
     Miscellaneous .................................................              36,930
                                                                           -------------
     Total expenses ................................................           2,129,419

     Expenses paid indirectly (note 6) .............................             (10,825)
                                                                           -------------
     Net expenses ..................................................                            2,118,594
                                                                                            -------------
     Net investment income .........................................                            9,287,999

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .........             114,717
     Change in unrealized appreciation on investments ..............          (5,760,022)
                                                                           -------------
     Net realized and unrealized gain (loss) on investments ........                           (5,645,305)
                                                                                            -------------
     Net change in net assets resulting from operations ............                        $   3,642,694
                                                                                            =============

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED         YEAR ENDED
                                                            DECEMBER 31, 2005   DECEMBER 31, 2004
                                                            -----------------   -----------------
OPERATIONS:
     Net investment income ...............................    $   9,287,999       $   9,628,069
     Net realized gain (loss) from securities transactions          114,717            (360,056)
     Change in unrealized appreciation on investments ....       (5,760,022)         (2,870,215)
                                                              -------------       -------------
       Change in net assets from operations ..............        3,642,694           6,397,798
                                                              -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
     Class A Shares:
     Net investment income ...............................       (8,882,147)         (9,247,370)

     Class C Shares:
     Net investment income ...............................         (433,040)           (472,310)

     Class Y Shares:
     Net investment income ...............................         (625,839)           (588,272)
                                                              -------------       -------------
       Change in net assets from distributions ...........       (9,941,026)        (10,307,952)
                                                              -------------       -------------

CAPITAL SHARE TRANSACTIONS (note 7):
     Proceeds from shares sold ...........................       21,108,886          26,103,958
     Reinvested dividends and distributions ..............        5,684,989           6,078,032
     Cost of shares redeemed .............................      (31,598,529)        (34,073,005)
                                                              -------------       -------------
     Change in net assets from capital share transactions        (4,804,654)         (1,891,015)
                                                              -------------       -------------
       Change in net assets ..............................      (11,102,986)         (5,801,169)

NET ASSETS:
     Beginning of period .................................      256,887,996         262,689,165
                                                              -------------       -------------
     End of period* ......................................    $ 245,785,010       $ 256,887,996
                                                              =============       =============

     * Includes undistributed net investment
       income of:                                             $      24,089       $      18,945
                                                              =============       =============

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

1. ORGANIZATION

      Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. As of the report date no Class I Shares were outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of

      Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2005 the Fund increased undistributed net investment income by $658,171, increased accumulated net realized gain on investments by $146 and decreased capital stock by $658,317 due primarily to differing book/tax treatment of distributions and bond amortization.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the

Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

      Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of the Davidson Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which permits the Fund to make service fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares. For the year ended December 31, 2005, distribution fees on Class A Shares amounted to $111,347 of which the Distributor retained $3,626.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2005, amounted to $106,790. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2005 amounted to $35,597. The total of these payments with respect to Class C Shares amounted to $142,387 of which the Distributor retained $29,550.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2005, total commissions on sales of Class AShares amounted to $380,724 of which the Distributor received $70,562.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2005, the Fund incurred $100,252 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner in that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2005, purchases of securities and proceeds from the sales of securities aggregated $26,540,980 and $31,231,240, respectively.

      At December 31, 2005, the aggregate tax cost for all securities was $235,546,347. At December 31, 2005 the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $8,748,439 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $218,337 for a net unrealized appreciation of $8,530,102.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                               YEAR ENDED                        YEAR ENDED
                                            DECEMBER 31, 2005                DECEMBER 31, 2004
                                     -----------------------------     -----------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
                                        ------           ------           ------           ------
CLASS A SHARES:
   Proceeds from shares sold ....       1,666,823     $ 17,582,759        1,760,071     $ 18,949,465
   Reinvested distributions .....         489,086        5,154,342          516,057        5,531,026
   Cost of shares redeemed ......      (2,390,628)     (25,145,318)      (2,622,852)     (28,078,616)
                                     ------------     ------------     ------------     ------------
      Net change ................        (234,719)      (2,408,217)        (346,724)      (3,598,125)
                                     ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold ....         150,827        1,588,430          370,611        3,973,438
   Reinvested distributions .....          21,343          224,529           24,433          261,462
   Cost of shares redeemed ......        (348,748)      (3,664,214)        (430,961)      (4,581,119)
                                     ------------     ------------     ------------     ------------
      Net change ................        (176,578)      (1,851,255)         (35,917)        (346,219)
                                     ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold ....         182,878        1,937,697          296,183        3,181,055
   Reinvested distributions .....          28,938          306,118           26,651          285,544
   Cost of shares redeemed ......        (265,014)      (2,788,997)        (131,896)      (1,413,270)
                                     ------------     ------------     ------------     ------------
      Net change ................         (53,198)        (545,182)         190,938        2,053,329
                                     ------------     ------------     ------------     ------------
Total transactions in Fund shares        (464,495)    $ (4,804,654)        (191,703)    $ (1,891,015)
                                     ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2005 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended December 31, 2005 was $104,075, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended December 31, 2005, such meeting-related expenses amounted to $32,069.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. At December 31, 2005, the Fund had a capital loss carryover of $245,339 which expires on December 31, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      The tax character of distributions:

                                                Year Ended December 31,
                                                 2005              2004
                                             -----------       -----------
      Net tax-exempt income                  $ 9,394,426       $ 9,625,055
      Ordinary income                            546,600           682,897
                                             -----------       -----------
                                             $ 9,941,026       $10,307,952
                                             ===========       ===========

      As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Unrealized appreciation                                 $ 8,530,102
      Accumulated net realized loss                              (245,339)
                                                              -----------
                                                              $ 8,284,763
                                                              ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

11. CHANGE IN PRINCIPAL ACCOUNTANTS

      KPMG LLP was previously the principal accountants for the Tax-Free Fund of Colorado (the "Fund"). On July 27, 2005 KPMG LLP resigned as the principal accountants of the Fund and Tait, Weller and Baker LLP was engaged as the principal accountants to audit the Fund's financial statements for the fiscal year of 2005. The decision was made by the Audit Committee of the Board of Trustees.

      The audit reports of KPMG LLP on the Fund's financial statements as of and for the years ended December 31, 2004 and 2003 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

      In connection with the audits of the two fiscal years ended December 31, 2004 and 2003 and the subsequent interim period through July 27, 2005, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles of practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

                            TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          Class A
                                                          ------------------------------------------------------------------------
                                                                                  Year Ended December 31,
                                                          ------------------------------------------------------------------------
                                                            2005            2004            2003            2002            2001
                                                          --------        --------        --------        --------        --------
Net asset value, beginning of period ..................   $  10.68        $  10.84        $  10.82        $  10.32        $  10.31
                                                          --------        --------        --------        --------        --------
Income (loss) from investment operations:
   Net investment income+ .............................       0.39            0.40            0.41            0.43            0.45
   Net gain (loss) on securities (both realized
      and unrealized) .................................      (0.23)          (0.13)           0.05            0.52            0.02
                                                          --------        --------        --------        --------        --------
   Total from investment operations ...................       0.16            0.27            0.46            0.95            0.47
                                                          --------        --------        --------        --------        --------
Less distributions (note 10):
   Dividends from net investment income ...............      (0.42)          (0.43)          (0.44)          (0.45)          (0.46)
   Distributions from capital gains ...................         --              --              --              --              --
                                                          --------        --------        --------        --------        --------
   Total distributions ................................      (0.42)          (0.43)          (0.44)          (0.45)          (0.46)
                                                          --------        --------        --------        --------        --------
Net asset value, end of period ........................   $  10.42        $  10.68        $  10.84        $  10.82        $  10.32
                                                          ========        ========        ========        ========        ========
Total return (not reflecting sales charge) ............       1.53%           2.57%           4.32%           9.36%           4.64%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...........   $218,111        $226,070        $233,109        $215,195        $187,022
   Ratio of expenses to average net assets ............       0.79%           0.75%           0.74%           0.75%           0.76%
   Ratio of net investment income to average net assets       3.73%           3.76%           3.81%           4.05%           4.27%
   Portfolio turnover rate ............................      10.57%          12.55%           6.16%           6.95%          14.56%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ............       0.79%           0.74%           0.74%           0.74%           0.75%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

                                                                              Class C
                                               ------------------------------------------------------------------
                                                                     Year Ended December 31,
                                               ------------------------------------------------------------------
                                                 2005           2004           2003           2002          2001
                                               -------        -------        -------        -------       -------
Net asset value, beginning of period .......   $ 10.66        $ 10.82        $ 10.80        $ 10.30       $ 10.29
                                               -------        -------        -------        -------       -------
Income (loss) from investment operations:
   Net investment income+ ..................      0.29           0.30           0.31           0.31          0.34
   Net gain (loss) on securities (both
     realized and unrealized) ..............     (0.23)         (0.13)          0.04           0.53          0.03
                                               -------        -------        -------        -------       -------
   Total from investment operations ........      0.06           0.17           0.35           0.84          0.37
                                               -------        -------        -------        -------       -------
Less distributions (note 10):
   Dividends from net investment income ....     (0.32)         (0.33)         (0.33)         (0.34)        (0.36)
   Distributions from capital gains ........        --             --             --             --            --
                                               -------        -------        -------        -------       -------
   Total distributions .....................     (0.32)         (0.33)         (0.33)         (0.34)        (0.36)
                                               -------        -------        -------        -------       -------
Net asset value, end of period .............   $ 10.40        $ 10.66        $ 10.82        $ 10.80       $ 10.30
                                               =======        =======        =======        =======       =======
Total return (not reflecting sales charge) .      0.57%          1.60%          3.33%          8.32%         3.64%

Ratios/supplemental data
   Net assets, end of period (in thousands)    $13,003        $15,210        $15,820        $ 9,109       $ 1,909
   Ratio of expenses to average net assets .      1.74%          1.70%          1.69%          1.68%         1.69%
   Ratio of net investment income to average
     net assets ............................      2.78%          2.81%          2.83%          2.99%         3.25%
   Portfolio turnover rate .................     10.57%         12.55%          6.16%          6.95%        14.56%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .      1.74%          1.69%          1.68%          1.67%         1.68%

                                                                            Class Y
                                               ------------------------------------------------------------------
                                                                    Year Ended December 31,
                                               ------------------------------------------------------------------
                                                 2005           2004           2003           2002          2001
                                               -------        -------        -------        -------       -------
Net asset value, beginning of period .......   $ 10.71        $ 10.86        $ 10.84        $ 10.33       $ 10.33
                                               -------        -------        -------        -------       -------
Income (loss) from investment operations:
   Net investment income+ ..................      0.40           0.41           0.42           0.44          0.45
   Net gain (loss) on securities (both
     realized and unrealized) ..............     (0.24)         (0.12)          0.04           0.52          0.02
                                               -------        -------        -------        -------       -------
   Total from investment operations ........      0.16           0.29           0.46           0.96          0.47
                                               -------        -------        -------        -------       -------
Less distributions (note 10):
   Dividends from net investment income ....     (0.43)         (0.44)         (0.44)         (0.45)        (0.47)
   Distributions from capital gains ........        --             --             --             --            --
                                               -------        -------        -------        -------       -------
   Total distributions .....................     (0.43)         (0.44)         (0.44)         (0.45)        (0.47)
                                               -------        -------        -------        -------       -------
Net asset value, end of period .............   $ 10.44        $ 10.71        $ 10.86        $ 10.84       $ 10.33
                                               =======        =======        =======        =======       =======
Total return (not reflecting sales charge) .      1.49%          2.73%          4.37%          9.50%         4.59%

Ratios/supplemental data
   Net assets, end of period (in thousands)    $14,671        $15,608        $13,760        $ 7,482       $ 4,312
   Ratio of expenses to average net assets .      0.74%          0.70%          0.69%          0.69%         0.71%
   Ratio of net investment income to average
     net assets ............................      3.77%          3.81%          3.85%          4.07%         4.32%
   Portfolio turnover rate .................     10.57%         12.55%          6.16%          6.95%        14.56%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .      0.74%          0.69%          0.69%          0.69%         0.70%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2005 and held for the six months ended December 31, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

                      ACTUAL
                   TOTAL RETURN       BEGINNING       ENDING         EXPENSES
                      WITHOUT          ACCOUNT        ACCOUNT       PAID DURING
                 SALES CHARGES(1)       VALUE          VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                0.00%          $1,000.00      $1,000.00         $4.03
--------------------------------------------------------------------------------
Class C               (0.48)%         $1,000.00      $  995.20         $8.80
--------------------------------------------------------------------------------
Class Y                0.03%          $1,000.00      $1,000.30         $3.78
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.80%, 1.75% AND 0.75% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

                    HYPOTHETICAL
                     ANNUALIZED       BEGINNING        ENDING        EXPENSES
                        TOTAL          ACCOUNT         ACCOUNT      PAID DURING
                       RETURN           VALUE           VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                 5.00%         $1,000.00       $1,021.17        $4.08
--------------------------------------------------------------------------------
Class C                 5.00%         $1,000.00       $1,016.38        $8.89
--------------------------------------------------------------------------------
Class Y                 5.00%         $1,000.00       $1,021.42        $3.82
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.80%, 1.75% AND 0.75% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(SM) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website at http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the calendar year ended December 31, 2005, $9,394,426 of dividends paid by Tax-Free Fund of Colorado, constituting 94.50% of total dividends paid during calendar 2005, were exempt-interest dividends and the balance were ordinary dividend income.

      Prior to January 31, 2006, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2005 CALENDAR YEAR.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1) AND OFFICERS

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
INTERESTED TRUSTEES(4)

Diana P. Herrmann       Trustee since          Vice Chair and Chief Executive Officer           11          None
New York, NY            2000 and               of Aquila Management Corporation,
(02/25/58)              President              Founder of the Aquila(SM) Group of
                        since 1999             Funds(5) and parent of Aquila Investment
                                               Management LLC, Manager, since 2004,
                                               President and Chief Operating Officer
                                               since 1997, a Director since 1984,
                                               Secretary since 1986 and previously its
                                               Executive Vice President, Senior Vice
                                               President or Vice President, 1986-1997;
                                               Chief Executive Officer and Vice Chair
                                               since 2004 and President, Chief
                                               Operating Officer and Manager of the
                                               Manager since 2003; Vice Chair,
                                               President, Executive Vice President or
                                               Senior Vice President of funds in the
                                               Aquila(SM) Group of Funds since 1986;
                                               Director of the Distributor since 1997;
                                               trustee, Reserve Money-Market Funds,
                                               1999-2000 and Reserve Private Equity
                                               Series, 1998-2000; Governor, Investment
                                               Company Institute and head of its Small
                                               Funds Committee since 2004; active in
                                               charitable and volunteer organizations.

NON-INTERESTED TRUSTEES

Anne J. Mills           Chair of the           President, Loring Consulting Company              4          None
Castle Rock, CO         Board of               since 2001; Vice President for Business
(12/23/38)              Trustees               Affairs, Ottawa University, 1992-2001;
                        since 2005 and         IBM Corporation, 1965-1991; Budget
                        Trustee                Review Officer, the American Baptist
                        since 1987             Churches/USA, 1994-1997; director, the
                                               American Baptist Foundation; Trustee,
                                               Ottawa University; and Trustee Emerita,
                                               Brown University.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Tucker Hart Adams       Trustee                President, The Adams Group, Inc., an              2          Director, Colorado
Colorado Springs, CO    since 1989             economic consulting firm, since 1989;                        Health Facilities
(01/11/38)                                     formerly Chief Economist, United Banks                       Authority and Mortgage
                                               of Colorado; currently or formerly                           Analysis Computer Corp.
                                               active with numerous professional and
                                               community organizations.

Thomas A.Christopher    Trustee                Vice President of Robinson, Hughes &              2          None
Danville, KY            since 2004             Christopher, C.P.A.s, P.S.C., since
(12/19/47)                                     1977; President, A Good Place for Fun,
                                               Inc., a sports facility, since 1987;
                                               currently or formerly active with
                                               various professional and community
                                               organizations.

Gary C. Cornia          Trustee                Director, Romney Institute of Public              4          None
Orem, UT                since 2000             Management, Marriott School of
(06/24/48)                                     Management, Brigham Young University,
                                               2004 - present; Professor, Marriott
                                               School of Management, 1980 - present;
                                               Past President, the National Tax
                                               Association; Fellow, Lincoln Institute
                                               of Land Policy, 2002-2003; Associate
                                               Dean, Marriott School of Management,
                                               Brigham Young University, 1991-2000;
                                               Utah Governor's Tax Review Committee
                                               since 1993.

John C. Lucking         Trustee                President, Econ-Linc, an economic                 3          Director, Sanu Resources
Phoenix, AZ             since 2000             consulting firm, since 1995; formerly
(05/20/43)                                     Consulting Economist, Bank One Arizona
                                               and Chief Economist, Valley National
                                               Bank; member, Arizona's Joint
                                               Legislative Budget Committee Economic
                                               Advisory Panel and the Western Blue Chip
                                               Economic Forecast Panel; Board member,
                                               Northern Arizona University Foundation
                                               since 1997; member, various historical,
                                               civic and economic associations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
J. William Weeks        Trustee                Retired; limited partner in real estate           2          None
Palm Beach, FL          since 1995             partnerships Alex, Brown & Sons No. 1
(06/22/27)                                     and 2; formerly Senior Vice President or
                                               Vice President of the Aquila Bond Funds;
                                               and Vice President of the Distributor.

OTHER INDIVIDUALS

CHAIRMAN EMERITUS(6)

Lacy B. Herrmann        Founder and            Founder and Chairman of the Board,               N/A         N/A
New York, NY            Chairman               Aquila Management Corporation, the
(05/12/29)              Emeritus since         sponsoring organization and parent of
                        2005                   the Manager or Administrator and/or
                                               Adviser or Sub-Adviser to each fund of
                                               the Aquila(SM) Group of Funds; Chairman of
                                               the Manager or Administrator and/or
                                               Adviser or Sub-Adviser to each since
                                               2004; Founder and Chairman Emeritus of
                                               Hawaiian Tax-Free Trust, Pacific Capital
                                               Cash Assets Trust, Pacific Capital
                                               Tax-Free Cash Assets Trust, Pacific
                                               Capital U.S. Government Securities Cash
                                               Assets Trust, Tax-Free Fund of Colorado,
                                               Churchill Tax-Free Fund of Kentucky,
                                               Narragansett Insured Tax-Free Income
                                               Fund, Tax-Free Trust of Arizona,
                                               Tax-Free Trust of Oregon, Tax-Free Fund
                                               For Utah and Aquila Rocky Mountain
                                               Equity Fund; previously Chairman and a
                                               Trustee of each fund in the Aquila(SM)
                                               Group of Funds since its establishment
                                               until 2004 or 2005; Director of the
                                               Distributor since 1981 and formerly Vice
                                               President or Secretary, 1981-1998;
                                               Trustee Emeritus, Brown University and
                                               the Hopkins School; active in
                                               university, school and charitable
                                               organizations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
OFFICERS

Charles E. Childs, III  Executive              Executive Vice President of all funds in         N/A         N/A
New York, NY            Vice President         the Aquila(SM) Group of Funds and the
(04/01/57)              since 2003             Manager and the Manager's parent since
                                               2003; formerly Senior Vice President,
                                               corporate development, Vice President,
                                               Assistant Vice President and Associate
                                               of the Manager's parent since 1987;
                                               Senior Vice President, Vice President or
                                               Assistant Vice President of the Aquila
                                               Money-Market Funds, 1988-2003.

Stephen J. Caridi       Senior                 Vice President of the Distributor since          N/A         N/A
New York, NY            Vice President         1995; Vice President, Hawaiian Tax-Free
(05/06/61)              since 2004             Trust since 1998; Senior Vice President,
                                               Narragansett Insured Tax-Free Income
                                               Fund since 1998, Vice President
                                               1996-1997; Senior Vice President,
                                               Tax-Free Fund of Colorado since 2004;
                                               Assistant Vice President, Tax-Free Fund
                                               For Utah since 1993.

Jerry G. McGrew         Senior                 President of the Distributor since 1998,         N/A         N/A
New York, NY            Vice President         Registered Principal since 1993, Senior
(06/18/44)              since 1997             Vice President, 1997-1998 and Vice
                                               President, 1993-1997; Senior Vice
                                               President, Aquila Rocky Mountain Equity
                                               Fund and five Aquila Bond Funds since
                                               1995; Vice President, Churchill Cash
                                               Reserves Trust, 1995-2001.

Emily T. Rae            Vice President         Vice President of Aquila Rocky Mountain          N/A         N/A
Aurora, CO              since 2002             Equity Fund and Tax-Free Fund of
(03/02/74)                                     Colorado since 2002; investment analyst,
                                               Colorado State Bank and Trust, 2001-02;
                                               financial analyst, J.P. Morgan, 2000-01,
                                               senior registered associate, Kirkpatrick
                                               Pettis, 1998-2000.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Robert W. Anderson      Chief Compliance       Chief Compliance Officer of the Fund,            N/A         N/A
New York, NY            Officer                the Manager and the Distributor since
(08/23/40)              since 2004             2004, Compliance Officer of the Manager
                        and Assistant          or its predecessor and current parent
                        Secretary              since 1998 and Assistant Secretary of
                        since 2000             the Aquila(SM) Group of Funds since 2000.

Joseph P. DiMaggio      Chief Financial        Chief Financial Officer of the Aquila(SM)        N/A         N/A
New York, NY            Officer                Group of Funds since 2003 and Treasurer
(11/06/56)              since 2003             since 2000.
                        and Treasurer
                        since 2000

Edward M. W. Hines      Secretary              Partner, Hollyer Brady Barrett & Hines           N/A         N/A
New York, NY            since 1987             LLP, legal counsel to the Fund, since
(12/16/39)                                     1989; Secretary of the Aquila(SM) Group of
                                               Funds.

John M. Herndon         Assistant              Assistant Secretary of the Aquila(SM)            N/A         N/A
New York, NY            Secretary              Group of Funds since 1995 and Vice
(12/17/39)              since 1995             President of the three Aquila
                                               Money-Market Funds since 1990; Vice
                                               President of the Manager or its
                                               predecessor and current parent since
                                               1990.

Lori A. Vindigni        Assistant             Assistant Treasurer of the Aquila(SM)             N/A         N/A
New York, NY            Treasurer             Group of Funds since 2000; Assistant
(11/02/66)              since 2000            Vice President of the Manager or its
                                              predecessor and current parent since
                                              1998; Fund Accountant for the Aquila(SM)
                                              Group of Funds, 1995-1998.

----------
(1)   The  Fund's  Statement  of  Additional   Information  includes  additional
      information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund of Colorado, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquila(SM) Group of Funds."

(6)   The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

PRIVACY NOTICE (unaudited)

                           TAX-FREE FUND OF COLORADO

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  AQUILA MANAGEMENT CORPORATION

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  KIRKPATRICK PETTIS CAPITAL MANAGEMENT, INC.
  1600 Broadway, Suite 1100
  Denver, Colorado 80202

BOARD OF TRUSTEES

  Anne J. Mills, Chair
  Tucker Hart Adams
  Thomas A. Christopher
  Gary C. Cornia
  Diana P. Herrmann
  John C. Lucking
  J. William Weeks

OFFICERS

  Diana P. Herrmann, President
  Stephen J. Caridi, Senior Vice President
  Emily T. Rae, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC Inc.
  101 Sabin Street
  Pawtuckett, RI 02860

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suit 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2. CODE OF ETHICS.

(a) As of December 31, 2005 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $16,000 in 2005 and $22,110 in 2004.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years other than stated above.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $6,792 in 2005 and 2004, respectively, for tax return preparation, tax compliance and tax planning.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 9, 2006




By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 9, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9, 2006


TAX-FREE FUND OF COLORADO

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.